General information	12 Months Ended
Dec. 31, 2018
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General information

General information

This document constitutes the Annual Report and Financial Statements in accordance with UK Listing Rules requirements and the Annual Report on Form 20-F in accordance with the US Securities Exchange Act of 1934.

The Consolidated Financial Statements of InterContinental Hotels Group PLC (the Group or IHG) for the year ended 31 December 2018 were authorised for issue in accordance with a resolution of the Directors on 18 February 2019. InterContinental Hotels Group PLC (the Company) is incorporated and domiciled in Great Britain and registered in England and Wales.